Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting
20.	Segment Reporting

As of December 31, 2025, the Company has one reportable segment, that is property development.

Property development segment includes the acquisition and development of real estate properties and the sale of these real estate properties and units. Once the real estate properties are completed, the Group will manage these properties as Hotel101 hotels and will be under the hotel management segment of the Group.

As of December 31, 2025, there are no operating hotels under the Group. Hotel101-Madrid started its hotel operations in March 2026.

Reportable segment is defined as components of an entity for which discrete financial information is available and is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in making decisions regarding resource allocation and performance assessment. The Company’s CODM is its Chief Executive Officer. The CODM assesses financial performance and decides how to allocate resources based on consolidated net income.